Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.0%
V2X, Inc. (A)	21,282	$ 1,109,431
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (A)	42,341	683,384
Automobile Components - 1.2%
Phinia, Inc.	32,052	1,432,724
Automobiles - 0.7%
Winnebago Industries, Inc.	13,911	869,716
Banks - 20.5%
Ameris Bancorp	20,607	1,254,760
Banc of California, Inc.	86,824	1,213,799
Banner Corp.	23,287	1,379,056
Columbia Banking System, Inc.	58,087	1,519,556
Customers Bancorp, Inc. (A)	20,716	1,335,768
Enterprise Financial Services Corp.	18,889	998,661
FB Financial Corp.	24,140	1,127,097
First Bancorp/Southern Pines NC	26,590	1,111,462
First Interstate BancSystem, Inc., Class A	39,688	1,252,950
Independent Bank Group, Inc.	20,397	1,204,647
National Bank Holdings Corp., Class A	26,381	1,104,836
Old National Bancorp	64,229	1,285,864
Pinnacle Financial Partners, Inc.	13,365	1,287,317
Renasant Corp.	32,243	1,108,837
Simmons First National Corp., Class A	48,674	1,047,951
Texas Capital Bancshares, Inc. (A)	13,597	898,762
UMB Financial Corp.	12,836	1,309,529
United Community Banks, Inc.	39,319	1,216,923
Western Alliance Bancorp	15,610	1,255,981
Wintrust Financial Corp.	11,963	1,294,397
		24,208,153
Biotechnology - 0.2%
Coherus Biosciences, Inc. (A)(B)	180,865	278,532
Chemicals - 1.4%
Arcadium Lithium PLC (A)	150,463	478,472
Cabot Corp.	11,760	1,179,411
		1,657,883
Commercial Services & Supplies - 1.1%
BrightView Holdings, Inc. (A)	87,446	1,258,348
Construction Materials - 1.0%
Summit Materials, Inc., Class A (A)	26,556	1,109,510
Consumer Finance - 1.6%
Encore Capital Group, Inc. (A)	17,635	891,449
PRA Group, Inc. (A)	37,284	993,619
		1,885,068
Consumer Staples Distribution & Retail - 0.9%
Andersons, Inc.	19,073	1,040,051
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (A)	15,392	1,206,887
	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.1%
PNM Resources, Inc.	31,662	$ 1,316,506
Electronic Equipment, Instruments & Components - 2.1%
Crane NXT Co.	20,734	1,303,754
ScanSource, Inc. (A)	22,997	1,196,994
		2,500,748
Energy Equipment & Services - 1.0%
Liberty Energy, Inc.	50,617	1,222,400
Entertainment - 1.0%
IMAX Corp. (A)	55,471	1,170,438
Food Products - 1.1%
Darling Ingredients, Inc. (A)	31,830	1,264,606
Gas Utilities - 2.1%
Chesapeake Utilities Corp.	10,830	1,278,265
Southwest Gas Holdings, Inc.	16,384	1,215,037
		2,493,302
Ground Transportation - 1.2%
Ryder System, Inc.	10,314	1,445,610
Health Care Equipment & Supplies - 1.8%
Lantheus Holdings, Inc. (A)	19,836	2,079,408
Health Care Providers & Services - 3.9%
AdaptHealth Corp. (A)	102,413	1,163,412
AMN Healthcare Services, Inc. (A)	15,894	1,074,752
Ardent Health Partners LLC (A)	50,394	900,541
Pennant Group, Inc. (A)	47,836	1,425,991
		4,564,696
Health Care REITs - 1.7%
American Healthcare REIT, Inc.	76,781	1,223,889
Community Healthcare Trust, Inc.	36,075	784,992
		2,008,881
Hotel & Resort REITs - 0.9%
Park Hotels & Resorts, Inc.	69,255	1,042,980
Hotels, Restaurants & Leisure - 4.9%
Brinker International, Inc. (A)	25,845	1,726,705
Golden Entertainment, Inc.	36,392	1,216,585
Penn Entertainment, Inc. (A)	48,501	968,565
PlayAGS, Inc. (A)	64,841	742,429
Six Flags Entertainment Corp.	24,345	1,159,552
		5,813,836
Household Durables - 1.4%
Helen of Troy Ltd. (A)	6,894	407,504
Taylor Morrison Home Corp. (A)	18,596	1,247,420
		1,654,924
Industrial REITs - 1.1%
Innovative Industrial Properties, Inc.	10,435	1,281,522
Insurance - 3.7%
Baldwin Insurance Group, Inc., Class A (A)	32,947	1,441,102
Hanover Insurance Group, Inc.	7,393	1,016,464
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Selective Insurance Group, Inc.	8,672	$ 783,255
Skyward Specialty Insurance Group, Inc. (A)	27,225	1,077,293
		4,318,114
Machinery - 2.9%
Astec Industries, Inc.	23,356	819,562
Barnes Group, Inc.	36,723	1,481,406
Wabash National Corp.	54,205	1,164,865
		3,465,833
Media - 0.7%
Thryv Holdings, Inc. (A)	40,123	781,596
Metals & Mining - 1.5%
Carpenter Technology Corp.	12,133	1,769,841
Mortgage Real Estate Investment Trusts - 1.9%
Dynex Capital, Inc.	80,815	983,518
Redwood Trust, Inc.	167,758	1,219,601
		2,203,119
Multi-Utilities - 1.1%
Avista Corp.	34,171	1,338,820
Office REITs - 0.9%
Cousins Properties, Inc.	37,393	1,028,681
Oil, Gas & Consumable Fuels - 6.2%
CNX Resources Corp. (A)	48,367	1,280,275
Crescent Energy Co., Class A	75,667	925,408
Delek US Holdings, Inc.	36,358	864,593
Northern Oil & Gas, Inc.	30,453	1,315,265
SM Energy Co.	22,161	1,023,838
Talos Energy, Inc. (A)	79,230	938,083
Vital Energy, Inc. (A)	22,459	979,437
		7,326,899
Pharmaceuticals - 2.0%
Organon & Co.	57,223	1,250,895
Supernus Pharmaceuticals, Inc. (A)	38,550	1,149,561
		2,400,456
Real Estate Management & Development - 1.2%
Cushman & Wakefield PLC (A)	105,552	1,383,787
Residential REITs - 2.1%
Centerspace	16,606	1,159,597
Independence Realty Trust, Inc.	69,555	1,297,201
		2,456,798
Retail REITs - 0.9%
SITE Centers Corp.	71,476	1,104,304
Semiconductors & Semiconductor Equipment - 2.4%
Alpha & Omega Semiconductor Ltd. (A)	37,078	1,535,029
SMART Global Holdings, Inc. (A)	56,399	1,319,737
		2,854,766
	Shares	Value
COMMON STOCKS (continued)
Software - 0.9%
A10 Networks, Inc.	82,222	$ 1,076,286
Specialized REITs - 2.9%
Outfront Media, Inc.	77,562	1,258,056
PotlatchDeltic Corp.	19,610	869,900
Safehold, Inc.	56,403	1,305,165
		3,433,121
Specialty Retail - 4.5%
1-800-Flowers.com, Inc., Class A (A)	75,720	784,459
Asbury Automotive Group, Inc. (A)	6,070	1,634,165
MarineMax, Inc. (A)	22,426	781,995
Urban Outfitters, Inc. (A)	30,622	1,410,143
Victoria's Secret & Co. (A)	41,239	731,992
		5,342,754
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	7,554	770,432
Trading Companies & Distributors - 5.3%
Air Lease Corp.	23,134	1,147,909
GATX Corp.	8,664	1,208,628
GMS, Inc. (A)	19,539	1,880,238
Rush Enterprises, Inc., Class A	24,323	1,240,716
Titan Machinery, Inc. (A)	41,481	739,606
		6,217,097
Total Common Stocks (Cost $87,869,050)		115,872,248
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (C)	275,793	275,793
Total Other Investment Company (Cost $275,793)		275,793

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 2.50% (C), dated 07/31/2024, to be repurchased at $2,641,762 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $2,694,570.	$ 2,641,578	2,641,578
Total Repurchase Agreement (Cost $2,641,578)		2,641,578
Total Investments (Cost $90,786,421)		118,789,619
Net Other Assets (Liabilities) - (0.8)%		(899,781)
Net Assets - 100.0%		$ 117,889,838
Transamerica Funds

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$115,872,248	$—	$—	$115,872,248
Other Investment Company	275,793	—	—	275,793
Repurchase Agreement	—	2,641,578	—	2,641,578
Total Investments	$116,148,041	$2,641,578	$—	$118,789,619
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $242,698, collateralized by cash collateral of $275,793. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at July 31, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Small Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds